Derivative Instruments - Additional Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Period of interest rate lock	60 days
Residential mortgage loans held for sale	$ 51,306,000		$ 56,486,000
Residential mortgage loans	76,900,000		$ 50,600,000
Interest Rate Swaps
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gain related to trading income	$ 0	$ 173,000